Income Taxes - Aggregate Amount and Per Share Effect of the Tax Holiday (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares
Income Taxes
Aggregate	¥ 11,753	$ 1,802	¥ 25,146	¥ 10,106
Per share effect-basic | (per share)	¥ 0.38	$ 0.06	¥ 0.82	¥ 0.35
Per share effect-diluted | (per share)	¥ 0.38	$ 0.06	¥ 0.81	¥ 0.33